RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures net position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (588)	$ (469)	$ (482)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	108
Less: current portion	40
Long-term portion	68
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	696
Less: current portion	198
Long-term portion	498
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(588)	(469)
Less: current portion	(158)	(84)
Long-term portion	(430)	(385)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	104
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	27
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	77	84
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	244
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(244)	(138)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	4
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	23
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(19)	(3)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	402
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (402)	$ (412)